[photo of tree-lined road]


Semiannual Report February 29, 2000

Oppenheimer
Main Street(R)
Growth & Income Fund


                                                   [Logo]OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS



We benefited from investments in diverse industries, including energy, consumer cyclicals, telecommunications, biotechnology and technology.

Our quantitative models suggest improving prospects for mid- and small-cap stocks in the coming months, as well as a balance of growth and value stocks.

     CONTENTS

 1   President's Letter

 3   An Interview
     with Your Fund's
     Managers

 9   Financial
     Statements

41   Officers and Directors



Cumulative
Total Returns
For the 6-Month Period
Ended 2/29/00*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
3.04%       -2.88%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
2.63%       -1.98%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
2.66%       1.74%

Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
3.14%       3.14%


----------------------
  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.
----------------------
  * See page 7 for further details.

PRESIDENT'S LETTER


Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."
   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.
   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.
   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.



[PHOTOS]
James C. Swain
Chairman
Oppenheimer
Main Street(R) Growth &
Income Fund

Bridget A. Macaskill
President
Oppenheimer
Main Street(R) Growth &
Income Fund


 1 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

PRESIDENT'S LETTER


   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.
   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.
   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.
   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,
/s/James C. Swain            /s/Bridget A. Macaskill
James C. Swain               Bridget A. Macaskill
March 21, 2000


 2 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q How would you characterize the Fund's performance during the six-month period that ended February 29, 2000?

A. Much like the S&P 500 Index and many of the Fund's peers, Oppenheimer Main Street Growth & Income Fund made little progress over the recent six-month period. Despite generally favorable conditions in the economy, the stock market was characterized by high volatility and enormous disparity among its different sectors.

What made this such a volatile period?

Throughout the period, investors struggled to weigh the positive impact of encouraging economic data against the negative impact of rising interest rates. During the first few months of the period, equity markets were driven higher by continued strength in the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. By the beginning of the new year, most market indices had risen to new all-time highs.
   However, this favorable investment environment proved short-lived. Concerned that the U.S. economy's rate of growth could give rise to inflation, the Federal Reserve Board ("Fed") raised interest rates in February 2000, the fourth such rate hike in less than a year. Rate hikes tend to hurt the profitability of many types of corporations by raising the cost of borrowed capital and reducing the present value of future earnings. Although investors had shrugged off earlier rate hikes, concerns surrounding the Fed's February action drove many stocks lower.


[PHOTO]
Portfolio Management
Team (l to r)
Charles Albers
Nikolaos Monoyios



 3 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


The only sectors that seemed relatively unaffected by such concerns were technology and biotechnology, both of which rose sharply in January and February. Despite interest rate concerns, investors seemed willing to pay increasingly higher prices for the high growth potential of many technology-related stocks. In February, at the same time the S&P 500 was falling, the technology-heavy Nasdaq Composite Index was reaching new highs.

How did you manage the Fund in light of these conditions?

Throughout the period we focused primarily on large-cap stocks that included both value and growth-like names. Based on prevailing market conditions during the period, our quantitative cap-size models forecasted the continued superior performance of the largest-capitalization stocks, while discouraging investment in "deep value" and speculative growth categories.
   We achieved strong performance from investments in broadly diverse sectors of the economy. Many of our energy holdings benefited from steadily rising prices for oil and gas, and consolidations among several of the industry's key players. Our consumer cyclical stocks were aided by strong consumer spending. Our telecommunications holdings advanced amid growing business demand for voice and data communications services. Our biotechnology stocks showed strong gains as established companies profited from a growing roster of new drugs with blockbuster potential.
   The Fund also shared in the powerful growth of the technology sector. We concentrated our technology holdings among the larger and better established companies, while limiting exposure to newer, highly speculative companies.



[CALLOUT]
"We continually refine our investment process, emphasizing factors we believe are most likely to predict market performance."



 4 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

As the rally in technology drove the value of some stocks to levels we considered unsustainable, we trimmed some of our holdings. However, we continued to hold a sizeable, though slightly reduced, position in the sector.

Did any of the Fund's investments fail to meet your expectations?

In general, value-oriented stocks continued their pattern of underperformance throughout the period. However, we believe that such holdings will serve the Fund's shareholders well in the event of a shift in market sentiment in favor of value.
   The Fund's performance also suffered as a result of problems within certain industry sectors. Our holdings among non-biotech healthcare stocks were hurt by regulatory challenges and diminishing patent protection for established pharmaceuticals. Our financial industry holdings were pressured by the rising interest rate environment, which tends to have a disproportionately negative impact on financial services stocks.

What is your outlook for the coming months?

Currently, our quantitative cap-size model suggests improving prospects for mid- and small-cap stocks in the coming months. Additional models favor a balance of growth and value factors in determining the stocks best able to weather market conditions and participate in market strength. Of course, our models constantly evolve in response not only to changing stock data, but also to changing market dynamics.



Average Annual
Total Returns
For the Periods Ended 3/31/00(1)

Class A
1-Year    5-Year   10-Year
 .............................
11.75%    20.60%   22.45%

Class B            Since
1-Year    5-Year   Inception
 .............................
12.67%    20.92%   20.22%

Class C            Since
1-Year    5-Year   Inception
 .............................
16.68%    21.13%   18.12%

Class Y            Since
1-Year    5-Year   Inception
 .............................
18.71%    N/A      22.96%


1. See page 7 for further details.



 5 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

We continually refine our investment process, emphasizing factors we believe are most likely to predict market performance in today's environment. This high degree of flexibility, together with the Fund's broad diversification, makes Oppenheimer Main Street Growth & Income Fund a core part of The Right Way to Invest.



Portfolio Allocation(2)

[PIE CHART]
Stocks              95.1%
Bonds                0.7
Cash Equivalents     4.2



Top Five Common Stock Industries(3)
----------------------------------------------------------
Electronics                                           9.7%
----------------------------------------------------------
Computer Hardware                                     6.6
----------------------------------------------------------
Healthcare/Drugs                                      6.5
----------------------------------------------------------
Computer Software                                     6.1
----------------------------------------------------------
Oil: Domestic                                         5.9


Top Ten Common Stock Holdings(3)
----------------------------------------------------------
Intel Corp.                                           4.5%
----------------------------------------------------------
Microsoft Corp.                                       3.9
----------------------------------------------------------
Cisco Systems, Inc.                                   3.0
----------------------------------------------------------
International Business Machines Corp.                 2.8
----------------------------------------------------------
General Electric Co.                                  2.6
----------------------------------------------------------
Wal-Mart Stores, Inc.                                 2.2
----------------------------------------------------------
Citigroup, Inc.                                       2.1
----------------------------------------------------------
AT&T Corp.                                            2.1
----------------------------------------------------------
Home Depot, Inc.                                      1.8
----------------------------------------------------------
Royal Dutch Petroleum Co.                             1.7



2. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.



 6 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A. The inception date of the Fund was 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.



 7 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

Financials












 8 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS   February 29, 2000 / Unaudited


                                                                       Market Value
                                                              Shares     See Note 1
===================================================================================
 Common Stocks--94.2%
-----------------------------------------------------------------------------------
 Basic Materials--3.5%
-----------------------------------------------------------------------------------
 Chemicals--2.2%
 Dexter Corp.                                                300,000   $ 13,837,500
-----------------------------------------------------------------------------------
 Dow Chemical Co.                                            821,700     89,154,450
-----------------------------------------------------------------------------------
 Du Pont (E.I.) De Nemours & Co.                           3,552,682    179,410,441
-----------------------------------------------------------------------------------
 Ecolab, Inc.                                                225,000      6,356,250
-----------------------------------------------------------------------------------
 Engelhard Corp.                                             206,700      2,816,287
-----------------------------------------------------------------------------------
 FMC Corp.(1)                                                 36,900      1,782,731
-----------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.                     63,000      1,890,000
-----------------------------------------------------------------------------------
 Lafarge Corp.                                               300,000      5,906,250
-----------------------------------------------------------------------------------
 PPG Industries, Inc.                                         99,400      4,907,875
-----------------------------------------------------------------------------------
 Rohm & Haas Co.                                             577,600     23,320,600
-----------------------------------------------------------------------------------
 Schulman (A.), Inc.                                         300,000      3,975,000
-----------------------------------------------------------------------------------
 Solutia, Inc.                                               680,000      9,392,500
-----------------------------------------------------------------------------------
 Union Carbide Corp.                                         842,300     45,220,981
-----------------------------------------------------------------------------------
 Universal Corp.                                             139,900      2,290,862
-----------------------------------------------------------------------------------
 W.R. Grace & Co.(1)                                          96,000        966,000
                                                                       ------------
                                                                        391,227,727

-----------------------------------------------------------------------------------
 Gold & Precious Minerals--0.0%
 Homestake Mining Co.                                        344,300      2,237,950
-----------------------------------------------------------------------------------
 Metals--0.6%
 AK Steel Holding Corp.                                      283,350      2,355,347
-----------------------------------------------------------------------------------
 Alcoa, Inc.                                               1,016,800     69,650,800
-----------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)               95,800      1,317,250
-----------------------------------------------------------------------------------
 Inco Ltd.(1)                                                671,800     11,756,500
-----------------------------------------------------------------------------------
 Nucor Corp.                                                 161,100      8,004,656
-----------------------------------------------------------------------------------
 Reliance Steel & Aluminum Co.                               180,000      3,487,500
-----------------------------------------------------------------------------------
 Ryerson Tull, Inc.                                          505,300      6,695,225
-----------------------------------------------------------------------------------
 Worthington Industries, Inc.                                117,100      1,551,575
                                                                       ------------
                                                                        104,818,853


 9 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Paper--0.7%
 Boise Cascade Corp.                                          55,800   $  1,663,537
-----------------------------------------------------------------------------------
 Champion International Corp.                                 65,200      3,374,100
-----------------------------------------------------------------------------------
 Georgia Pacific Group                                       616,500     21,384,844
-----------------------------------------------------------------------------------
 International Paper Co.                                     617,800     22,742,762
-----------------------------------------------------------------------------------
 Louisiana-Pacific Corp.                                     722,600      8,535,712
-----------------------------------------------------------------------------------
 Mead Corp.                                                   60,000      1,796,250
-----------------------------------------------------------------------------------
 Pactiv Corp.(1)                                             658,400      5,472,950
-----------------------------------------------------------------------------------
 Rayonier, Inc.                                              196,000      7,791,000
-----------------------------------------------------------------------------------
 Westvaco Corp.                                               62,900      1,733,681
-----------------------------------------------------------------------------------
 Weyerhaeuser Co.                                            600,500     30,813,156
-----------------------------------------------------------------------------------
 Willamette Industries, Inc.                                 308,800     10,479,900
                                                                       ------------
                                                                        115,787,892

-----------------------------------------------------------------------------------
 Capital Goods--9.1%
-----------------------------------------------------------------------------------
 Aerospace/Defense--1.2%
 Boeing Co.                                                4,360,300    160,786,062
-----------------------------------------------------------------------------------
 General Dynamics Corp.                                      816,000     35,292,000
-----------------------------------------------------------------------------------
 Northrop Grumman Corp.                                      245,100     11,136,731
-----------------------------------------------------------------------------------
 TRW, Inc.                                                   198,900      9,547,200
                                                                       ------------
                                                                        216,761,993

-----------------------------------------------------------------------------------
 Electrical Equipment--3.8%
 AVX Corp.                                                   315,000     20,002,500
-----------------------------------------------------------------------------------
 CommScope, Inc.(1)                                          200,000      7,787,500
-----------------------------------------------------------------------------------
 Conexant Systems, Inc.(1)                                   406,600     39,948,450
-----------------------------------------------------------------------------------
 Emerson Electric Co.                                      1,260,000     57,408,750
-----------------------------------------------------------------------------------
 General Electric Co.                                      3,500,300    462,695,906
-----------------------------------------------------------------------------------
 Integrated Device Technology, Inc.(1)                       554,300     20,439,812
-----------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                           94,000      3,983,250
-----------------------------------------------------------------------------------
 Rockwell International Corp.                                790,500     35,770,125
-----------------------------------------------------------------------------------
 SPX Corp.(1)                                                146,000     12,711,125
-----------------------------------------------------------------------------------
 Symbol Technologies, Inc.                                   196,000     18,644,500
                                                                       ------------
                                                                        679,391,918

-----------------------------------------------------------------------------------
 Industrial Services--0.1%
 Fluor Corp.                                                 199,900      5,684,656
-----------------------------------------------------------------------------------
 Paychex, Inc.                                               150,000      7,509,375
-----------------------------------------------------------------------------------
 Valassis Communications, Inc.(1)                            253,000      7,004,937
                                                                       ------------
                                                                         20,198,968


10 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Manufacturing--4.0%
 American Standard Cos., Inc.(1)                             780,000   $ 27,202,500
-----------------------------------------------------------------------------------
 Avery-Dennison Corp.                                        958,000     58,138,625
-----------------------------------------------------------------------------------
 Ball Corp.                                                  140,000      3,771,250
-----------------------------------------------------------------------------------
 Bemis Co., Inc.                                             168,700      5,018,825
-----------------------------------------------------------------------------------
 Berkshire Hathaway, Inc., Cl. A(1)                              546     24,024,000
-----------------------------------------------------------------------------------
 Briggs & Stratton Corp.                                     170,000      5,684,375
-----------------------------------------------------------------------------------
 Caterpillar, Inc.                                           305,100     10,697,569
-----------------------------------------------------------------------------------
 Cooper Industries, Inc.                                     416,400     12,596,100
-----------------------------------------------------------------------------------
 Corning, Inc.                                               175,100     32,918,800
-----------------------------------------------------------------------------------
 Crown Cork & Seal Co., Inc.                                  86,200      1,206,800
-----------------------------------------------------------------------------------
 Cummins Engine Co., Inc.                                     79,700      2,655,006
-----------------------------------------------------------------------------------
 Danaher Corp.                                               181,300      7,399,306
-----------------------------------------------------------------------------------
 Dover Corp.                                                 884,200     34,096,962
-----------------------------------------------------------------------------------
 Eaton Corp.                                                 431,500     32,335,531
-----------------------------------------------------------------------------------
 Honeywell International, Inc.                             3,550,200    170,853,375
-----------------------------------------------------------------------------------
 Illinois Tool Works, Inc.                                   401,100     20,731,856
-----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                    650,000     13,000,000
-----------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                       264,000     10,197,000
-----------------------------------------------------------------------------------
 Microchip Technology, Inc.(1)                               145,500      9,084,656
-----------------------------------------------------------------------------------
 Miller (Herman), Inc.                                       254,400      5,215,200
-----------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                      1,516,900    133,676,812
-----------------------------------------------------------------------------------
 PACCAR, Inc.                                                 89,000      3,832,562
-----------------------------------------------------------------------------------
 Parker-Hannifin Corp.                                       353,700     12,821,625
-----------------------------------------------------------------------------------
 Pentair, Inc.                                                30,000      1,031,250
-----------------------------------------------------------------------------------
 Temple-Inland, Inc.                                         108,200      5,531,725
-----------------------------------------------------------------------------------
 Tyco International Ltd.                                   1,259,000     47,763,312
-----------------------------------------------------------------------------------
 United Technologies Corp.                                   372,000     18,948,750
                                                                       ------------
                                                                        710,433,772

-----------------------------------------------------------------------------------
 Communication Services--5.7%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--3.2%
 ADC Telecommunications, Inc.(1)                             432,200     19,394,975
-----------------------------------------------------------------------------------
 ALLTEL Corp.                                                526,000     30,508,000
-----------------------------------------------------------------------------------
 AT&T Corp.                                                7,456,004    368,606,198
-----------------------------------------------------------------------------------
 Comverse Technology, Inc.(1)                                 96,000     18,900,000
-----------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                  2,200,000    134,200,000
                                                                       ------------
                                                                        571,609,173


11 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Telephone Utilities--2.5%
 Bell Atlantic Corp.                                       1,728,800   $ 84,603,150
-----------------------------------------------------------------------------------
 BellSouth Corp.                                           5,674,000    231,215,500
-----------------------------------------------------------------------------------
 eGlobe, Inc.(1)                                              19,486        266,715
-----------------------------------------------------------------------------------
 GTE Corp.                                                 1,210,500     71,419,500
-----------------------------------------------------------------------------------
 U S West, Inc.                                              680,000     49,385,000
-----------------------------------------------------------------------------------
 Western Wireless Corp.(1)                                   220,000     10,670,000
                                                                       ------------
                                                                        447,559,865

-----------------------------------------------------------------------------------
 Telecommunications: Wireless--0.0%
 United States Cellular Corp.(1)                              40,000      2,677,500
-----------------------------------------------------------------------------------
 Consumer Cyclicals--13.3%
-----------------------------------------------------------------------------------
 Autos & Housing--1.6%
 Arvin Industries, Inc.                                      150,000      2,756,250
-----------------------------------------------------------------------------------
 Bandag, Inc.                                                 51,000      1,198,500
-----------------------------------------------------------------------------------
 Centex Construction Products, Inc.                          232,000      5,394,000
-----------------------------------------------------------------------------------
 Cooper Tire & Rubber Co.                                    256,000      2,768,000
-----------------------------------------------------------------------------------
 Dana Corp.                                                  128,300      2,734,394
-----------------------------------------------------------------------------------
 Delphi Automotive Systems Corp.                           2,009,100     33,526,856
-----------------------------------------------------------------------------------
 Fortune Brands, Inc.                                        640,000     14,000,000
-----------------------------------------------------------------------------------
 Furniture Brands International, Inc.(1)                     200,000      3,212,500
-----------------------------------------------------------------------------------
 General Motors Corp.                                      1,116,500     84,923,781
-----------------------------------------------------------------------------------
 Hughes Supply, Inc.                                          76,000      1,358,500
-----------------------------------------------------------------------------------
 Johnson Controls, Inc.                                      256,300     13,680,012
-----------------------------------------------------------------------------------
 Lear Corp.(1)                                               750,000     15,843,750
-----------------------------------------------------------------------------------
 Leggett & Platt, Inc.                                       352,000      5,918,000
-----------------------------------------------------------------------------------
 Masco Corp.                                                 227,000      4,057,625
-----------------------------------------------------------------------------------
 Maytag Corp.                                                218,000      5,763,375
-----------------------------------------------------------------------------------
 Meritor Automotive, Inc.                                    426,000      5,964,000
-----------------------------------------------------------------------------------
 NVR, Inc.(1)                                                110,000      4,853,750
-----------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                                    178,000      3,159,500
-----------------------------------------------------------------------------------
 Snap-On, Inc.                                               154,000      3,359,125
-----------------------------------------------------------------------------------
 Southdown, Inc.                                             238,000     11,810,750
-----------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                      240,000      3,990,000
-----------------------------------------------------------------------------------
 Tower Automotive, Inc.(1)                                   244,500      2,903,437
-----------------------------------------------------------------------------------
 Vulcan Materials Co.                                        254,000     10,160,000
-----------------------------------------------------------------------------------
 Webb (Del E.) Corp.(1)                                      117,100      1,756,500
-----------------------------------------------------------------------------------
 Whirlpool Corp.                                             483,700     26,270,956
-----------------------------------------------------------------------------------
 York International Corp.                                    193,300      3,503,562
                                                                       ------------
                                                                        274,867,123


12 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Consumer Services--0.5%
 Advo, Inc.(1)                                                80,000   $  2,220,000
-----------------------------------------------------------------------------------
 Avis Rent A Car, Inc.(1)                                    750,000     10,921,875
-----------------------------------------------------------------------------------
 Catalina Marketing Corp.(1)                                  84,500      7,193,062
-----------------------------------------------------------------------------------
 CDI Corp.(1)                                                130,000      2,372,500
-----------------------------------------------------------------------------------
 Dun & Bradstreet Corp.                                      367,000      9,610,812
-----------------------------------------------------------------------------------
 H&R Block, Inc.                                             450,000     19,743,750
-----------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                           250,000      5,453,125
-----------------------------------------------------------------------------------
 Hertz Corp., Cl. A                                          175,000      6,267,187
-----------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc.                             325,200     13,068,975
-----------------------------------------------------------------------------------
 Young & Rubicam, Inc.                                       280,000     14,140,000
                                                                       ------------
                                                                         90,991,286

-----------------------------------------------------------------------------------
 Leisure & Entertainment--0.5%
 Brunswick Corp.                                           1,016,100     17,972,269
-----------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                       247,000     16,826,875
-----------------------------------------------------------------------------------
 Hasbro, Inc.                                                295,200      4,649,400
-----------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A                         550,600     15,175,912
-----------------------------------------------------------------------------------
 MGM Grand, Inc.(1)                                          630,622     12,533,612
-----------------------------------------------------------------------------------
 Park Place Entertainment Corp.(1)                         2,340,000     26,471,250
                                                                       ------------
                                                                         93,629,318

-----------------------------------------------------------------------------------
 Media--2.9%
 Central Newspapers, Inc., Cl. A                             120,000      3,427,500
-----------------------------------------------------------------------------------
 Deluxe Corp.                                                261,800      6,135,937
-----------------------------------------------------------------------------------
 Donnelley (R.R.) & Sons Co.                                 365,000      6,980,625
-----------------------------------------------------------------------------------
 Dow Jones & Co., Inc.                                       171,300     10,684,837
-----------------------------------------------------------------------------------
 Gannett Co., Inc.                                           970,000     63,231,875
-----------------------------------------------------------------------------------
 Harland (John H.) Co.                                       200,000      3,087,500
-----------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                         307,600     14,418,750
-----------------------------------------------------------------------------------
 McClatchy Co., Cl. A                                        100,000      3,456,250
-----------------------------------------------------------------------------------
 McGraw-Hill, Inc.                                            76,000      3,866,500
-----------------------------------------------------------------------------------
 New York Times Co., Cl. A                                   700,000     29,575,000
-----------------------------------------------------------------------------------
 R.H. Donnelley Corp.(1)                                     190,000      3,206,250
-----------------------------------------------------------------------------------
 Readers Digest Assn., Inc., Cl. A, Non-Vtg.                 893,000     30,696,875
-----------------------------------------------------------------------------------
 Snyder Communications, Inc.(1)                              105,000      2,546,250
-----------------------------------------------------------------------------------
 Time Warner, Inc.                                         3,066,800    262,211,400
-----------------------------------------------------------------------------------
 Times Mirror Co. (The), Cl. A                               176,900      9,021,900
-----------------------------------------------------------------------------------
 Tribune Co.                                                 854,300     33,264,306
-----------------------------------------------------------------------------------
 USA Networks, Inc.(1)                                     1,560,000     35,002,500
                                                                       ------------
                                                                        520,814,255


13 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Retail: General--2.9%
 Dillard's, Inc.                                              97,900   $  1,701,012
-----------------------------------------------------------------------------------
 Dollar General Corp.                                        504,400     10,560,875
-----------------------------------------------------------------------------------
 Family Dollar Stores, Inc.                                  254,000      4,413,250
-----------------------------------------------------------------------------------
 Federated Department Stores, Inc.(1)                      1,380,000     50,628,750
-----------------------------------------------------------------------------------
 K Mart Corp.(1)                                           1,684,000     14,840,250
-----------------------------------------------------------------------------------
 May Department Stores Co.                                 1,145,800     30,005,637
-----------------------------------------------------------------------------------
 Nordstrom, Inc.                                             146,700      3,126,544
-----------------------------------------------------------------------------------
 Sears Roebuck & Co.                                         602,200     16,598,137
-----------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                     8,007,200    389,850,550
                                                                       ------------
                                                                        521,725,005

-----------------------------------------------------------------------------------
 Retail: Specialty--4.2%
 Abercrombie & Fitch Co., Cl. A(1)                         1,638,000     24,058,125
-----------------------------------------------------------------------------------
 American Eagle Outfitters, Inc.(1)                          450,000     11,475,000
-----------------------------------------------------------------------------------
 American Greetings Corp., Cl. A                              76,800      1,324,800
-----------------------------------------------------------------------------------
 Ann Taylor Stores Corp.(1)                                  380,000      7,243,750
-----------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc.(1)                                  102,100      2,897,087
-----------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                       790,000     42,956,250
-----------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                                292,000      9,052,000
-----------------------------------------------------------------------------------
 Circuit City Stores-Circuit City Group                      374,800     15,132,550
-----------------------------------------------------------------------------------
 Gap, Inc.                                                 1,302,250     62,914,953
-----------------------------------------------------------------------------------
 Home Depot, Inc.                                          5,548,300    320,761,094
-----------------------------------------------------------------------------------
 Lands' End, Inc.(1)                                         134,000      4,447,125
-----------------------------------------------------------------------------------
 Limited, Inc.                                               900,000     30,600,000
-----------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                           414,700     19,750,087
-----------------------------------------------------------------------------------
 Massimo da Milano, Inc.(1,2)                                  2,859            160
-----------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                           292,000      8,303,750
-----------------------------------------------------------------------------------
 Office Depot, Inc.(1)                                       532,100      6,484,969
-----------------------------------------------------------------------------------
 Payless ShoeSource, Inc.(1)                                 441,800     17,451,100
-----------------------------------------------------------------------------------
 Ross Stores, Inc.                                         1,454,300     21,087,350
-----------------------------------------------------------------------------------
 Sherwin-Williams Co.                                        538,000     10,289,250
-----------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                      210,000      3,491,250
-----------------------------------------------------------------------------------
 Tandy Corp.                                                 610,000     23,218,125
-----------------------------------------------------------------------------------
 Target Corp.                                                608,300     35,889,700
-----------------------------------------------------------------------------------
 Tiffany & Co.                                               348,000     22,337,250
-----------------------------------------------------------------------------------
 TJX Cos., Inc.                                            1,370,000     21,834,375
-----------------------------------------------------------------------------------
 Toys 'R' Us, Inc.(1)                                        660,100      8,168,737
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                               500,000     18,812,500
                                                                       ------------
                                                                        749,981,337


14 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.7%
 Burlington Industries, Inc.(1)                              280,000   $    787,500
-----------------------------------------------------------------------------------
 Jones Apparel Group, Inc.(1)                              2,115,059     47,853,210
-----------------------------------------------------------------------------------
 Kellwood Co.                                                 50,000        843,750
-----------------------------------------------------------------------------------
 Linens 'N Things, Inc.(1)                                   200,000      3,937,500
-----------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                         282,200     10,564,862
-----------------------------------------------------------------------------------
 Mohawk Industries, Inc.(1)                                  300,000      6,656,250
-----------------------------------------------------------------------------------
 Polo Ralph Lauren Corp.(1)                                  150,000      2,512,500
-----------------------------------------------------------------------------------
 Shaw Industries, Inc.                                     1,440,000     18,270,000
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                128,574      3,085,776
-----------------------------------------------------------------------------------
 Unifi, Inc.(1)                                              573,000      5,479,312
-----------------------------------------------------------------------------------
 VF Corp.                                                    417,100     10,297,156
-----------------------------------------------------------------------------------
 Warnaco Group, Inc. (The), Cl. A                            600,000      6,525,000
-----------------------------------------------------------------------------------
 WestPoint Stevens, Inc.                                     365,000      6,068,125
                                                                       ------------
                                                                        122,880,941

-----------------------------------------------------------------------------------
 Consumer Staples--4.7%
-----------------------------------------------------------------------------------
 Beverages--0.6%
 Adolph Coors Co., Cl. B                                     104,000      4,563,000
-----------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                                 1,439,500     92,307,937
-----------------------------------------------------------------------------------
 Brown-Forman Corp., Cl. B                                    30,000      1,428,750
-----------------------------------------------------------------------------------
 Canandaigua Brands, Inc., Cl. A(1)                           72,000      3,528,000
                                                                       ------------
                                                                        101,827,687

-----------------------------------------------------------------------------------
 Broadcasting--1.6%
 CBS Corp.(1)                                              1,682,810    100,232,371
-----------------------------------------------------------------------------------
 Charter Communications, Inc., Cl. A(1)                       25,000        439,062
-----------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                           3,688,100    156,744,250
-----------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A(1)                          440,000     19,992,500
-----------------------------------------------------------------------------------
 Infinity Broadcasting Corp., Cl. A(1)                       161,100      5,145,131
-----------------------------------------------------------------------------------
 ValueVision International, Inc., Cl. A(1)                    87,800      4,390,000
                                                                       ------------
                                                                        286,943,314

-----------------------------------------------------------------------------------
 Entertainment--0.3%
 Brinker International, Inc.(1)                              400,000      8,700,000
-----------------------------------------------------------------------------------
 Darden Restaurants, Inc.                                    540,000      7,121,250
-----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                          294,000      4,979,625
-----------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)                         100,000        956,250
-----------------------------------------------------------------------------------
 Tricon Global Restaurants, Inc.(1)                          801,900     21,350,587
-----------------------------------------------------------------------------------
 Wendy's International, Inc.                                 794,900     12,519,675
                                                                       ------------
                                                                         55,627,387


15 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Food--0.4%
 Agribrands International, Inc.(1)                           171,960   $  6,287,287
-----------------------------------------------------------------------------------
 ConAgra, Inc.                                               337,100      5,520,012
-----------------------------------------------------------------------------------
 Corn Products International, Inc.                           202,400      4,769,050
-----------------------------------------------------------------------------------
 Earthgrains Co.                                             200,000      3,000,000
-----------------------------------------------------------------------------------
 Hormel Foods Corp.                                          192,000      3,204,000
-----------------------------------------------------------------------------------
 IBP, Inc.                                                   450,000      5,625,000
-----------------------------------------------------------------------------------
 Ralston Purina Co.                                          255,800      7,242,338
-----------------------------------------------------------------------------------
 Sysco Corp.                                                 904,000     29,662,500
                                                                       ------------
                                                                         65,310,187

-----------------------------------------------------------------------------------
 Food & Drug Retailers--0.1%
 Albertson's, Inc.                                           351,450      8,610,525
-----------------------------------------------------------------------------------
 SUPERVALU, Inc.                                             202,800      3,485,625
                                                                       ------------
                                                                         12,096,150

-----------------------------------------------------------------------------------
 Household Goods--0.6%
 Kimberly-Clark Corp.                                      2,185,900    112,983,706
-----------------------------------------------------------------------------------
 Tobacco--1.1%
 Philip Morris Cos., Inc.                                  8,452,500    169,578,281
-----------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.                      1,400,000     25,200,000
-----------------------------------------------------------------------------------
 UST, Inc.                                                   384,200      7,419,863
                                                                       ------------
                                                                        202,198,144

-----------------------------------------------------------------------------------
 Energy--11.9%
-----------------------------------------------------------------------------------
 Energy Services--2.8%
 Coastal Corp.                                               183,300      7,710,056
-----------------------------------------------------------------------------------
 Constellation Energy Group                                  121,900      3,626,525
-----------------------------------------------------------------------------------
 Diamond Offshore Drilling, Inc.                             400,000     12,700,000
-----------------------------------------------------------------------------------
 Dominion Resources, Inc.                                    404,700     14,847,431
-----------------------------------------------------------------------------------
 Dynegy, Inc.                                                 87,700      4,110,938
-----------------------------------------------------------------------------------
 ENSCO International, Inc.                                 3,860,000    116,765,000
-----------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                    3,500,000     78,531,250
-----------------------------------------------------------------------------------
 Nabors Industries, Inc.(1)                                1,685,000     60,449,375
-----------------------------------------------------------------------------------
 Noble Drilling Corp.(1)                                   2,600,000     93,600,000
-----------------------------------------------------------------------------------
 Rowan Cos., Inc.(1)                                         279,500      7,022,438
-----------------------------------------------------------------------------------
 Santa Fe International Corp.                              1,926,400     55,263,600
-----------------------------------------------------------------------------------
 Seacor Holdings, Inc.(1)                                    200,000      9,700,000
-----------------------------------------------------------------------------------
 Tidewater, Inc.                                           1,001,000     28,340,813
                                                                       ------------
                                                                        492,667,426


16 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Oil: Domestic--5.9%
 Amerada Hess Corp.                                          396,700 $   20,058,144
-----------------------------------------------------------------------------------
 Atlantic Richfield Co.                                    1,214,700     86,243,700
-----------------------------------------------------------------------------------
 Chevron Corp.                                             2,124,100    158,643,719
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1,3)                        1,590,100     21,945,399
-----------------------------------------------------------------------------------
 Conoco, Inc., Cl. B                                       1,297,600     25,546,500
-----------------------------------------------------------------------------------
 Devon Energy Corp.                                        1,037,700     38,654,325
-----------------------------------------------------------------------------------
 EOG Resources, Inc.                                       1,557,300     23,748,825
-----------------------------------------------------------------------------------
 Exxon Mobil Corp.                                         3,510,648    264,395,678
-----------------------------------------------------------------------------------
 Frontier Oil Corp.(1,3)                                   2,554,000     15,962,500
-----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                            692,000     30,967,000
-----------------------------------------------------------------------------------
 Murphy Oil Corp.                                          1,125,000     56,953,125
-----------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                                 622,700     19,303,700
-----------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                      300,000      6,750,000
-----------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                  286,200      4,597,088
-----------------------------------------------------------------------------------
 Phillips Petroleum Co.                                      800,200     30,607,650
-----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                       395,800     16,079,375
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   450,000      4,162,500
-----------------------------------------------------------------------------------
 Texaco, Inc.                                              2,432,800    115,405,950
-----------------------------------------------------------------------------------
 Tosco Corp.                                                 460,800     12,326,400
-----------------------------------------------------------------------------------
 Union Pacific Resources Group, Inc.                         147,000      1,313,813
-----------------------------------------------------------------------------------
 USX-Marathon Group                                          109,500      2,367,938
-----------------------------------------------------------------------------------
 Vastar Resources, Inc.                                    1,839,400     97,603,163
                                                                     --------------
                                                                      1,053,636,492

-----------------------------------------------------------------------------------
 Oil: International--3.2%
 Anderson Exploration Ltd.(1)                              2,947,800     35,552,378
-----------------------------------------------------------------------------------
 Beau Canada Exploration Ltd.(1)                           3,917,900      4,725,241
-----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                                3,206,800     21,548,105
-----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1,3)                             9,943,300     10,964,356
-----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                         582,000      9,185,252
-----------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.(1)                        2,325,000     49,672,640
-----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                      2,511,200     10,470,544
-----------------------------------------------------------------------------------
 Newport Petroleum Corp.(1)                                4,220,000     11,342,522
-----------------------------------------------------------------------------------
 Northrock Resources Ltd.(1)                                 330,607      1,526,580
-----------------------------------------------------------------------------------
 Paramount Resources Ltd.                                  1,636,200     15,166,706
-----------------------------------------------------------------------------------
 Ranger Oil Ltd.(1)                                        3,881,100     13,775,096
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                              1,500,150     22,745,210


17 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Oil: International Continued
 Royal Dutch Petroleum Co., NY Shares                      5,771,200   $302,988,000
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.(1)                                  1,989,800     51,424,879
-----------------------------------------------------------------------------------
 Tri Link Resources Ltd.(1)                                  791,000      2,971,020
-----------------------------------------------------------------------------------
 Ulster Petroleums Ltd.(1)                                   520,200      2,437,877
                                                                       ------------
                                                                        566,496,406

-----------------------------------------------------------------------------------
 Financial--8.5%
-----------------------------------------------------------------------------------
 Banks--1.8%
 BB&T Corp.                                                  275,800      6,481,300
-----------------------------------------------------------------------------------
 Chase Manhattan Corp.                                     1,720,000    136,955,000
-----------------------------------------------------------------------------------
 J.P. Morgan & Co., Inc.                                     230,000     25,530,000
-----------------------------------------------------------------------------------
 M&T Bank Corp.                                                4,000      1,476,000
-----------------------------------------------------------------------------------
 Mellon Financial Corp.                                      295,300      8,895,913
-----------------------------------------------------------------------------------
 National City Corp.                                         214,300      4,125,275
-----------------------------------------------------------------------------------
 Old Kent Financial Corp.                                    551,500     14,442,406
-----------------------------------------------------------------------------------
 PNC Bank Corp.                                            1,073,000     41,511,688
-----------------------------------------------------------------------------------
 Regions Financial Corp.                                     270,000      5,467,500
-----------------------------------------------------------------------------------
 TCF Financial Corp.                                          50,000        990,625
-----------------------------------------------------------------------------------
 Union Planters Corp.                                         54,000      1,478,250
-----------------------------------------------------------------------------------
 Wachovia Corp.                                              194,000     11,094,375
-----------------------------------------------------------------------------------
 Wells Fargo Co.                                           1,924,300     63,622,169
-----------------------------------------------------------------------------------
 Zions Bancorp                                               100,000      5,306,250
                                                                       ------------
                                                                        327,376,751

-----------------------------------------------------------------------------------
 Diversified Financial--4.5%
 AMBAC Financial Group, Inc.                                 320,000     14,060,000
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.                                     333,600     13,093,800
-----------------------------------------------------------------------------------
 Citigroup, Inc.                                           7,375,500    381,221,156
-----------------------------------------------------------------------------------
 Financial Security Assurance Holdings Ltd.                  294,300     13,243,500
-----------------------------------------------------------------------------------
 Freddie Mac                                                 649,300     27,108,275
-----------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                             689,000     63,732,500
-----------------------------------------------------------------------------------
 Household International, Inc.                               530,000     16,926,875
-----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                              412,400     29,899,000
-----------------------------------------------------------------------------------
 MGIC Investment Corp.                                       568,000     21,229,000
-----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                          2,375,100    167,296,106
-----------------------------------------------------------------------------------
 PaineWebber Group, Inc.                                     223,400      8,545,050
-----------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                       971,000     35,259,438
-----------------------------------------------------------------------------------
 Providian Financial Corp.                                   119,600      7,751,575
-----------------------------------------------------------------------------------
 SEI Investments Co.                                          28,000      2,500,750
                                                                       ------------
                                                                        801,867,025


18 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Insurance--1.9%
 AFLAC, Inc.                                                 543,800   $ 19,882,688
-----------------------------------------------------------------------------------
 Allmerica Financial Corp.                                   702,200     29,316,850
-----------------------------------------------------------------------------------
 Allstate Corp.                                            1,336,200     26,055,900
-----------------------------------------------------------------------------------
 American General Corp.                                      242,000     12,629,375
-----------------------------------------------------------------------------------
 AXA Financial, Inc.                                       1,960,000     58,677,500
-----------------------------------------------------------------------------------
 Cigna Corp.                                                 993,100     73,303,194
-----------------------------------------------------------------------------------
 Cincinnati Financial Corp.                                  264,000      7,887,000
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                      92,900      2,903,125
-----------------------------------------------------------------------------------
 Hartford Life, Inc., Cl. A                                  470,000     16,626,250
-----------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                       437,800     22,792,963
-----------------------------------------------------------------------------------
 Lincoln National Corp.                                      760,400     21,148,625
-----------------------------------------------------------------------------------
 Loews Corp.                                                 373,700     16,629,650
-----------------------------------------------------------------------------------
 Progressive Corp.                                           180,100     10,715,950
-----------------------------------------------------------------------------------
 Quantum Corp.-DLT & Storage Systems(1)                      193,000      2,002,375
-----------------------------------------------------------------------------------
 Radian Group, Inc.                                          119,330      4,139,259
-----------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                         139,300      3,116,838
-----------------------------------------------------------------------------------
 UnumProvident Corp.                                         209,600      2,803,400
                                                                       ------------
                                                                        330,630,942

-----------------------------------------------------------------------------------
 Savings & Loans--0.3%
 Dime Bancorp, Inc.                                          500,000      6,093,750
-----------------------------------------------------------------------------------
 Golden State Bancorp, Inc.(1)                             1,431,000     18,424,125
-----------------------------------------------------------------------------------
 Golden West Financial Corp.                                 245,900      7,008,150
-----------------------------------------------------------------------------------
 Greenpoint Financial Corp.                                  445,000      7,092,188
-----------------------------------------------------------------------------------
 Washington Federal, Inc.                                    330,000      5,053,125
-----------------------------------------------------------------------------------
 Webster Financial Corp.                                     150,000      3,168,750
                                                                       ------------
                                                                         46,840,088

-----------------------------------------------------------------------------------
 Healthcare--7.2%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--6.5%
 Alpharma, Inc.                                               88,900      3,078,163
-----------------------------------------------------------------------------------
 Amgen, Inc.(1)                                            3,145,000    214,449,688
-----------------------------------------------------------------------------------
 Andrx Corp.(1)                                              270,000     25,936,875
-----------------------------------------------------------------------------------
 Biogen, Inc.(1)                                             680,000     73,397,500
-----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                  3,865,000    219,580,313
-----------------------------------------------------------------------------------
 Johnson & Johnson                                         3,284,200    235,641,350
-----------------------------------------------------------------------------------
 Mallinckrodt, Inc.                                           66,000      1,625,250
-----------------------------------------------------------------------------------
 Medimmune, Inc.(1)                                          240,000     47,640,000


19 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Healthcare/Drugs Continued
 Merck & Co., Inc.                                         3,242,700 $  199,628,719
-----------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc.(1)                         250,000     65,031,250
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                     1,398,200     48,762,225
-----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                  300,000      9,581,250
                                                                     --------------
                                                                      1,144,352,583

-----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.7%
 Alberto-Culver Co., Cl. B                                    74,900      1,600,988
-----------------------------------------------------------------------------------
 Allergan, Inc.                                              580,600     29,211,438
-----------------------------------------------------------------------------------
 Biomet, Inc.(1)                                             300,000      9,900,000
-----------------------------------------------------------------------------------
 Cardinal Health, Inc.                                       328,500     13,550,625
-----------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                   300,000      7,031,250
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                           57,000      2,589,938
-----------------------------------------------------------------------------------
 PerkinElmer, Inc.                                           126,000      8,142,750
-----------------------------------------------------------------------------------
 Shared Medical Systems Corp.                                 34,500      1,343,344
-----------------------------------------------------------------------------------
 United Healthcare Corp.(1)                                  947,500     48,440,938
-----------------------------------------------------------------------------------
 VISX, Inc.(1)                                               320,000      5,420,000
                                                                     --------------
                                                                        127,231,271

-----------------------------------------------------------------------------------
 Technology--26.8%
-----------------------------------------------------------------------------------
 Computer Hardware--6.6%
 Adaptec, Inc.(1)                                            320,000     13,120,000
-----------------------------------------------------------------------------------
 Apple Computer, Inc.(1)                                     550,000     63,043,750
-----------------------------------------------------------------------------------
 Cabletron Systems, Inc.(1)                                1,181,700     57,903,300
-----------------------------------------------------------------------------------
 Electronics for Imaging, Inc.(1)                            525,000     31,171,875
-----------------------------------------------------------------------------------
 Gateway, Inc.(1)                                            431,500     29,665,625
-----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                       1,192,000    160,324,000
-----------------------------------------------------------------------------------
 International Business Machines Corp.                     4,869,600    496,699,200
-----------------------------------------------------------------------------------
 KLA Instruments Corp.(1)                                    663,600     51,719,325
-----------------------------------------------------------------------------------
 Lexmark International Group, Inc., Cl. A(1)                 500,000     59,625,000
-----------------------------------------------------------------------------------
 NCR Corp.(1)                                                200,000      7,587,500
-----------------------------------------------------------------------------------
 Pitney Bowes, Inc.                                          111,000      5,494,500
-----------------------------------------------------------------------------------
 Seagate Technology, Inc.(1)                                 903,300     45,052,088
-----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                 1,420,000    135,255,000
-----------------------------------------------------------------------------------
 Xircom, Inc.(1)                                             200,000      8,306,250
                                                                     --------------
                                                                      1,164,967,413


20 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Computer Services--0.6%
 Automatic Data Processing, Inc.                           1,070,000 $   46,611,875
-----------------------------------------------------------------------------------
 DST Systems, Inc.(1)                                        100,000      5,612,500
-----------------------------------------------------------------------------------
 First Data Corp.                                          1,096,000     49,320,000
-----------------------------------------------------------------------------------
 Keane, Inc.(1)                                              193,300      4,639,200
                                                                     --------------
                                                                        106,183,575

-----------------------------------------------------------------------------------
 Computer Software--6.1%
 Adobe Systems, Inc.                                         509,300     51,948,600
-----------------------------------------------------------------------------------
 Cadence Design Systems, Inc.(1)                             290,000      5,781,875
-----------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                                     96,000      9,600,000
-----------------------------------------------------------------------------------
 Electronic Data Systems Corp.                               685,000     44,353,750
-----------------------------------------------------------------------------------
 Legato Systems, Inc.(1)                                     400,000     14,250,000
-----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                        7,747,600    692,441,750
-----------------------------------------------------------------------------------
 Oracle Corp.(1)                                             763,800     56,712,150
-----------------------------------------------------------------------------------
 Peoplesoft, Inc.(1)                                       1,074,000     22,218,375
-----------------------------------------------------------------------------------
 Sabre Holdings Corp.(1)                                     300,000     12,037,500
-----------------------------------------------------------------------------------
 Siebel Systems, Inc.(1)                                     290,000     40,219,375
-----------------------------------------------------------------------------------
 Synopsys, Inc.(1)                                           290,000     11,581,875
-----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                   582,000    115,163,250
                                                                     --------------
                                                                      1,076,308,500

-----------------------------------------------------------------------------------
 Communications Equipment--3.3%
 Cisco Systems, Inc.(1)                                    4,000,000    528,750,000
-----------------------------------------------------------------------------------
 Harmonic, Inc.(1)                                           120,000     16,432,500
-----------------------------------------------------------------------------------
 Tellabs, Inc.(1)                                            675,600     32,428,800
                                                                     --------------
                                                                        577,611,300

-----------------------------------------------------------------------------------
 Electronics--9.7%
 Advanced Micro Devices, Inc.(1)                             524,700     20,528,888
-----------------------------------------------------------------------------------
 Analog Devices, Inc.(1)                                     550,000     86,350,000
-----------------------------------------------------------------------------------
 Atmel Corp.(1)                                              530,300     26,249,850
-----------------------------------------------------------------------------------
 Cypress Semiconductor Corp.(1)                            1,200,000     54,750,000
-----------------------------------------------------------------------------------
 Grainger (W.W.), Inc.                                       463,000     19,822,188
-----------------------------------------------------------------------------------
 Intel Corp.                                               6,993,300    790,242,900


21 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Electronics Continued
 Lam Research Corp.(1)                                       290,000 $   45,276,250
-----------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                              400,000     28,100,000
-----------------------------------------------------------------------------------
 LSI Logic Corp.(1)                                        1,500,000     96,093,750
-----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                1,054,700    103,426,519
-----------------------------------------------------------------------------------
 Motorola, Inc.                                              990,500    168,880,250
-----------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                           1,020,400     76,657,550
-----------------------------------------------------------------------------------
 QLogic Corp.(1)                                             400,000     62,400,000
-----------------------------------------------------------------------------------
 RF Micro Devices, Inc.(1)                                   193,000     26,694,313
-----------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                           252,100     21,932,700
-----------------------------------------------------------------------------------
 Waters Corp.(1)                                             201,200     19,730,175
-----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                           1,000,000     79,750,000
                                                                     --------------
                                                                      1,726,885,333

-----------------------------------------------------------------------------------
 Photography--0.5%
 Eastman Kodak Co.                                         1,411,000     80,867,938
-----------------------------------------------------------------------------------
 Transportation--1.1%
-----------------------------------------------------------------------------------
 Air Transportation--0.5%
 Alaska Air Group, Inc.(1)                                   650,000     17,225,000
-----------------------------------------------------------------------------------
 Continental Airlines, Inc., Cl. B(1)                      1,358,478     42,961,867
-----------------------------------------------------------------------------------
 Delta Air Lines, Inc.                                       608,000     27,740,000
-----------------------------------------------------------------------------------
 Northwest Airlines Corp., Cl. A(1)                           96,600      1,666,350
-----------------------------------------------------------------------------------
 UAL Corp.(1)                                                 97,000      4,728,750
                                                                     --------------
                                                                         94,321,967

-----------------------------------------------------------------------------------
 Railroads & Truckers--0.6%
 Burlington Northern Santa Fe Corp.                          932,800     18,364,500
-----------------------------------------------------------------------------------
 CNF Transportation, Inc.                                    250,000      8,015,625
-----------------------------------------------------------------------------------
 Navistar International Corp.(1)                             170,300      5,577,325
-----------------------------------------------------------------------------------
 Rollins Truck Leasing Co.                                   280,000      2,345,000
-----------------------------------------------------------------------------------
 Union Pacific Corp.                                       1,330,500     50,559,000
-----------------------------------------------------------------------------------
 USFreightways Corp.                                          53,600      1,782,200
-----------------------------------------------------------------------------------
 XTRA Corp.(1)                                               216,000      8,599,500
-----------------------------------------------------------------------------------
 Yellow Corp.(1)                                             200,000      3,200,000
                                                                     --------------
                                                                         98,443,150


22 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Utilities--2.4%
-----------------------------------------------------------------------------------
 Electric Utilities--2.4%
 Allegheny Energy, Inc.                                      780,000   $ 20,231,250
-----------------------------------------------------------------------------------
 Ameren Corp.                                                337,100     10,113,000
-----------------------------------------------------------------------------------
 Calpine Corp.(1)                                            280,000     25,620,000
-----------------------------------------------------------------------------------
 Conectiv, Inc.                                              146,000      2,080,500
-----------------------------------------------------------------------------------
 Consolidated Edison Co. of New York, Inc.                   258,000      7,111,125
-----------------------------------------------------------------------------------
 DTE Energy Co.                                              482,300     14,559,431
-----------------------------------------------------------------------------------
 Duke Energy Corp.                                           294,200     14,268,700
-----------------------------------------------------------------------------------
 Edison International                                        144,200      3,794,263
-----------------------------------------------------------------------------------
 Energy East Corp.                                         1,170,000     24,570,000
-----------------------------------------------------------------------------------
 Entergy Corp.                                               646,800     13,097,700
-----------------------------------------------------------------------------------
 FirstEnergy Corp.                                           879,700     16,439,394
-----------------------------------------------------------------------------------
 Florida Progress Corp.                                      700,000     29,837,500
-----------------------------------------------------------------------------------
 FPL Group, Inc.                                             389,200     15,032,850
-----------------------------------------------------------------------------------
 GPU, Inc.                                                   373,700      9,295,788
-----------------------------------------------------------------------------------
 IPALCO Enterprises, Inc.                                    408,200      6,913,888
-----------------------------------------------------------------------------------
 New England Electric System                                 340,000     18,360,000
-----------------------------------------------------------------------------------
 Northeast Utilities Co.                                     264,000      4,966,500
-----------------------------------------------------------------------------------
 NSTAR                                                       110,742      4,533,501
-----------------------------------------------------------------------------------
 OGE Energy Corp.                                            400,000      6,875,000
-----------------------------------------------------------------------------------
 Peco Energy Co.                                             890,400     33,223,050
-----------------------------------------------------------------------------------
 PG&E Corp.                                                  681,700     14,060,063
-----------------------------------------------------------------------------------
 Pinnacle West Capital Corp.                                 120,000      3,315,000
-----------------------------------------------------------------------------------
 PPL Corp.                                                   683,000     13,745,375
-----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                     1,100,000     31,900,000
-----------------------------------------------------------------------------------
 Reliant Energy, Inc.                                         80,600      1,657,338
-----------------------------------------------------------------------------------
 Southern Co.                                                854,000     18,948,125
-----------------------------------------------------------------------------------
 Texas Utilities Co.                                         486,000     15,855,750
-----------------------------------------------------------------------------------
 TNP Enterprises, Inc.                                        90,000      3,886,875
-----------------------------------------------------------------------------------
 Unicom Corp.                                              1,017,000     38,455,313
-----------------------------------------------------------------------------------
 UtiliCorp United, Inc.                                      122,000      1,997,750
                                                                       ------------
                                                                        424,745,029


23 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                       Market Value
                                                            Shares       See Note 1
-----------------------------------------------------------------------------------
 Gas Utilities--0.0%
 NICOR, Inc.                                                45,500  $     1,382,063
-----------------------------------------------------------------------------------
 Sempra Energy                                              32,779          590,022
                                                                    ---------------
                                                                          1,972,085

-----------------------------------------------------------------------------------
 Total Common Stocks (Cost $13,451,943,956)                          16,717,986,725

===================================================================================
 Preferred Stocks--0.8%

 Brown (Tom), Inc., $1.75 Cv., Series A(2)               1,000,000       22,970,000
-----------------------------------------------------------------------------------
 Reliant Energy, Inc., 7% Automatic Common Exchange
 Securities for Time Warner, Inc. Common Stock             703,000       99,782,063
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp., 7.25% Cv., Non-Vtg.             1,100,000       11,343,750
                                                                    ---------------
 Total Preferred Stocks (Cost $78,545,313)                              134,095,813

                                                         Principal
                                                            Amount
===================================================================================
 U.S. Government Obligations--0.7%

 U.S. Treasury Nts., 5.875%, 10/31/01
 (Cost $118,489,902)                                  $119,600,000      118,404,000

===================================================================================
 Short-Term Notes--4.0%

 American Express Credit Corp.:
 5.70%, 3/15/00                                         50,000,000       49,889,167
 5.75%, 3/20/00                                         50,000,000       49,848,264
-----------------------------------------------------------------------------------
 Banc One Financial Corp.:
 5.67%, 3/3/00                                          25,000,000       24,992,125
 5.70%, 3/14/00                                         25,000,000       24,948,542
 5.78%, 3/8/00                                          50,000,000       49,943,805
-----------------------------------------------------------------------------------
 Caterpillar Financial Services Corp., 5.67%, 3/3/00    40,000,000       39,987,400
-----------------------------------------------------------------------------------
 CIT Group, Inc., 5.73%, 3/17/00                        50,000,000       49,872,667
-----------------------------------------------------------------------------------
 Coca Cola Enterprises, Inc.:
 5.37%, 3/10/00                                         25,000,000       24,964,562
 5.61%, 3/2/00                                          50,000,000       49,992,208
-----------------------------------------------------------------------------------
 FINOVA Capital Corp.:
 5.86%, 4/4/00                                          50,000,000       49,723,278
 5.87%, 3/21/00                                         25,000,000       24,918,472
 5.87%, 4/12/00                                         40,000,000       39,726,067
-----------------------------------------------------------------------------------
 IBM Credit Corp., 5.64%, 3/14/00                       50,000,000       49,898,167
-----------------------------------------------------------------------------------
 Koch Industries, Inc., 5.83%, 3/1/00                   50,000,000       50,000,000
-----------------------------------------------------------------------------------
 Monsato Co., 5.73%, 3/10/00                            25,000,000       24,964,187
-----------------------------------------------------------------------------------
 SBC Communications, Inc.:
 5.76%, 3/6/00                                          50,000,000       49,960,000
 5.76%, 3/16/00                                         50,000,000       49,880,417
                                                                    ---------------
 Total Short-Term Notes (Cost $703,509,328)                             703,509,328



24 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                         Principal     Market Value
                                                            Amount       See Note 1
===================================================================================
 Repurchase Agreements--0.2%

 Repurchase agreement with PaineWebber, Inc., 5.74%,
 dated 2/29/00, to be repurchased at $41,006,537 on
 3/1/00, collateralized by U.S. Treasury Nts.,
 4.75%-5.375%, 6/30/03-11/15/08, with a value of
 $22,701,871 and U.S. Treasury Bonds, 7.50%-10.375%,
 5/15/09-11/15/16, with a value of $19,185,412
 (Cost $41,000,000)                                    $41,000,000  $    41,000,000
-----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $14,393,488,499)          99.9%   17,714,995,866
-----------------------------------------------------------------------------------
 Other Assets Net of Liabilities                              0.1        22,871,967
                                                       ----------------------------
 Net Assets                                                 100.0%  $17,737,867,833
                                                       ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2000, amounts to $48,872,255. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares                          Shares
                                   Aug. 31,     Gross       Gross  Feb. 29,  Dividend
                                       1999 Additions  Reductions      2000    Income
-------------------------------------------------------------------------------------
 Canadian 88 Energy Corp.         9,943,300        --          -- 9,943,300  $419,871
-------------------------------------------------------------------------------------
 Chieftain International, Inc.    1,283,100   307,000          -- 1,590,100        --
-------------------------------------------------------------------------------------
 Frontier Oil Corp.               2,396,500   157,500          -- 2,554,000        --
                                                                             --------
                                                                             $419,871
                                                                             ========


See accompanying Notes to Financial Statements.


25 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES     Unaudited


 February 29, 2000

===================================================================================
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $14,318,801,404)                      $17,666,123,611
 Affiliated companies (cost $74,687,095)                                 48,872,255
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       124,895,545
 Shares of capital stock sold                                            42,229,099
 Interest and dividends                                                  23,844,538
 Other                                                                      410,598
                                                                    ---------------
 Total assets                                                        17,906,375,646

===================================================================================
 Liabilities

 Bank overdraft                                                           5,744,778
-----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency
 exchange contracts                                                             987
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                   91,099,634
 Shares of capital stock redeemed                                        58,625,260
 Distribution and service plan fees                                       7,313,719
 Transfer and shareholder servicing agent fees                            2,057,285
 Trustees' compensation                                                       5,824
 Other                                                                    3,660,326
                                                                    ---------------
 Total liabilities                                                      168,507,813

===================================================================================
 Net Assets                                                         $17,737,867,833
                                                                    ===============

===================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                               $     4,502,384
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          13,846,479,231
-----------------------------------------------------------------------------------
 Accumulated net investment income                                       18,626,575
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency
 transactions                                                           546,753,686
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated in
 foreign currencies                                                   3,321,505,957
                                                                    ---------------
 Net assets                                                         $17,737,867,833
                                                                    ===============



26 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

==============================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $8,175,090,035 and 205,727,051 shares of capital stock outstanding)                    $39.74
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $42.16
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $7,407,047,153 and 189,463,765 shares of capital stock outstanding)                    $39.09
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,956,688,531 and 50,057,748 shares of capital stock outstanding)                     $39.09
----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $199,042,114 and 4,989,875 shares of capital stock outstanding)          $39.89


See accompanying Notes to Financial Statements.



27 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended February 29, 2000

===================================================================================
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $6,766)   $ 95,023,390
 Affiliated companies                                                       419,871
-----------------------------------------------------------------------------------
 Interest                                                                36,828,336
                                                                       ------------
 Total income                                                           132,271,597

===================================================================================
 Expenses

 Management fees                                                         40,025,408
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  9,826,268
 Class B                                                                 36,988,879
 Class C                                                                  9,691,206
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                  5,361,351
 Class B                                                                  4,860,403
 Class C                                                                  1,271,450
 Class Y                                                                    119,875
-----------------------------------------------------------------------------------
 Registration and filing fees:
 Class A                                                                    613,195
 Class B                                                                    666,416
 Class C                                                                    160,560
 Class Y                                                                     38,708
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                254,355
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      36,451
-----------------------------------------------------------------------------------
 Other                                                                    3,792,352
                                                                       ------------
 Total expenses                                                         113,706,877
 Less expenses paid indirectly                                              (61,858)
                                                                       ------------
 Net expenses                                                           113,645,019

===================================================================================
 Net Investment Income                                                   18,626,578

===================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                            563,434,665
 Foreign currency transactions                                             (217,496)
                                                                       ------------
 Net realized gain                                                      563,217,169

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                            (99,895,070)
 Translation of assets and liabilities denominated in
 foreign currencies                                                       5,761,246
                                                                       ------------
 Net change                                                             (94,133,824)
                                                                       ------------
 Net realized and unrealized gain                                       469,083,345

===================================================================================
 Net Increase in Net Assets Resulting from Operations                  $487,709,923
                                                                       ============

See accompanying Notes to Financial Statements.


28 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                        Six Months             Year
                                                             Ended            Ended
                                                 February 29, 2000       August 31,
                                                       (Unaudited)             1999
===================================================================================
 Operations

 Net investment income                             $    18,626,578  $    14,567,725
-----------------------------------------------------------------------------------
 Net realized gain                                     563,217,169    1,817,354,650
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or
 depreciation                                          (94,133,824)   2,243,718,581
                                                   --------------------------------
 Net increase in net assets resulting from
 operations                                            487,709,923    4,075,640,956

===================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                        --      (24,187,140)
 Class Y                                                        --         (366,378)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                              (836,376,868)    (234,009,868)
 Class B                                              (767,525,149)    (203,350,853)
 Class C                                              (200,355,734)     (54,987,485)
 Class Y                                               (18,395,117)      (3,019,461)

===================================================================================
 Capital Stock Transactions

 Net increase in net assets resulting from
 capital stock transactions:
 Class A                                             1,044,417,140    1,090,840,369
 Class B                                               911,505,794    1,460,515,643
 Class C                                               257,045,445      315,914,172
 Class Y                                                64,334,777       73,447,756

===================================================================================
 Net Assets

 Total increase                                        942,360,211    6,496,437,711
-----------------------------------------------------------------------------------
 Beginning of period                                16,795,507,622   10,299,069,911
                                                   --------------------------------
 End of period [including undistributed
 (overdistributed) net investment
 income of $18,626,575 and $(3), respectively]     $17,737,867,833  $16,795,507,622
                                                   ================================


See accompanying Notes to Financial Statements.



29 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS


                                         Six Months                                          Year                      Year
                                              Ended                                         Ended                     Ended
                                      Feb. 29, 2000                                      Aug. 31,                  June 30,
 Class A                                (Unaudited)      1999        1998        1997     1996(1)        1996          1995
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period        $42.89    $32.32      $33.87      $27.95      $28.89      $24.07        $20.40
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   .11       .19         .29         .39         .07         .40           .47
 Net realized and unrealized gain (loss)       1.22     12.03         .99        7.91       (1.01)       4.93          3.66
                                             ------------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                    1.33     12.22        1.28        8.30        (.94)       5.33          4.13
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            --      (.15)       (.33)       (.40)         --        (.43)         (.46)
 Distributions from net realized gain         (4.48)    (1.50)      (2.50)      (1.98)         --        (.08)           --
                                             ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (4.48)    (1.65)      (2.83)      (2.38)         --        (.51)         (.46)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $39.74    $42.89      $32.32      $33.87      $27.95      $28.89        $24.07
                                             ==============================================================================
===========================================================================================================================
 Total Return, at Net Asset Value(2)           3.04%    38.62%       3.68%      31.09%      (3.25)%     22.26%        20.52%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)     $8,175    $7,724      $4,933      $4,457      $3,143      $3,147        $1,924
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)            $8,157    $6,722      $5,184      $3,857      $3,090      $2,516        $1,319
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                  0.61%     0.50%       0.83%       1.29%       1.57%       1.55%         2.31%
 Expenses                                      0.89%     0.91%       0.90%(4)    0.94%(4)    0.98%(4)    0.99%(4)      1.07%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                      36%       72%         81%         62%         18%         93%          101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $6,789,169,521 and $5,866,150,645, respectively.

See accompanying Notes to Financial Statements.


30 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                         Six Months                                          Year                    Year
                                              Ended                                         Ended                   Ended
                                      Feb. 29, 2000                                      Aug. 31,                June 30,
 Class B                                (Unaudited)      1999        1998        1997     1996(1)        1996     1995(6)
=========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period        $42.42    $32.07      $33.66      $27.79      $28.77      $24.00      $21.49
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment income (loss)                  (.02)     (.08)        .04         .17         .04         .23         .25
 Net realized and unrealized gain (loss)       1.17     11.93         .96        7.86       (1.02)       4.87        2.54
                                             ----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                    1.15     11.85        1.00        8.03        (.98)       5.10        2.79
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            --        --        (.09)       (.18)         --        (.25)       (.28)
 Distributions from net realized gain         (4.48)    (1.50)      (2.50)      (1.98)         --        (.08)         --
                                             ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (4.48)    (1.50)      (2.59)      (2.16)         --        (.33)       (.28)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $39.09    $42.42      $32.07      $33.66      $27.79      $28.77      $24.00
                                             ============================================================================
=========================================================================================================================
 Total Return, at Net Asset Value(2)           2.63%    37.62%       2.86%      30.12%      (3.41)%     21.34%      13.41%

=========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)     $7,407    $7,073      $4,168      $3,308      $1,909      $1,800        $628
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)            $7,413    $5,930      $4,123      $2,642      $1,818      $1,155        $249
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                 (0.15)%   (0.26)%      0.06%       0.53%       0.82%       0.74%       1.25%
 Expenses                                      1.65%     1.66%       1.66%(4)    1.69%(4)    1.74%(4)    1.76%(4)    1.89%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                      36%       72%         81%         62%         18%         93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $6,789,169,521 and $5,866,150,645, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.


See accompanying Notes to Financial Statements.


31 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS     Continued


                                         Six Months                                          Year                    Year
                                              Ended                                         Ended                   Ended
                                      Feb. 29, 2000                                      Aug. 31,                June 30,
 Class C                                (Unaudited)      1999        1998        1997     1996(1)        1996        1995
=========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period        $42.41    $32.07      $33.64      $27.78      $28.75      $23.97      $20.33
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment income (loss)                  (.02)     (.09)        .03         .16         .04         .21         .33
 Net realized and unrealized gain (loss)       1.18     11.93         .98        7.85       (1.01)       4.88        3.62
                                             ----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                    1.16     11.84        1.01        8.01        (.97)       5.09        3.95
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income            --        --        (.08)       (.17)         --        (.23)       (.31)
 Distributions from net realized gain         (4.48)    (1.50)      (2.50)      (1.98)         --        (.08)         --
                                             ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (4.48)    (1.50)      (2.58)      (2.15)         --        (.31)       (.31)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $39.09    $42.41      $32.07      $33.64      $27.78      $28.75      $23.97

=========================================================================================================================
 Total Return, at Net Asset Value(2)           2.66%    37.59%       2.91%      30.07%      (3.37)%     21.35%      19.63%
                                             ============================================================================
=========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)     $1,957    $1,851      $1,145      $1,030        $744        $741        $462
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)            $1,938    $1,583      $1,184      $  904        $730        $588        $325
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                 (0.15)%   (0.25)%      0.07%       0.54%       0.82%       0.80%       1.57%
 Expenses                                      1.66%     1.66%       1.65%(4)    1.69%(4)    1.73%(4)    1.74%(4)    1.82%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                      36%       72%         81%         62%         18%         93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $6,789,169,521 and $5,866,150,645, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.

See accompanying Notes to Financial Statements.


32 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                              Six Months                          Year
                                                   Ended                         Ended
                                           Feb. 29, 2000                      Aug. 31,
 Class Y                                     (Unaudited)      1999      1998   1997(7)
======================================================================================
 Per Share Operating Data

 Net asset value, beginning of period             $43.00    $32.38    $33.94    $29.55
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        .12       .24       .38       .41
 Net realized and unrealized gain (loss)            1.25     12.07       .97      6.30
                                                  ------------------------------------
 Total income (loss) from investment
 operations                                         1.37     12.31      1.35      6.71
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --      (.19)     (.41)     (.34)
 Distributions from net realized gain              (4.48)    (1.50)    (2.50)    (1.98)
                                                  ------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (4.48)    (1.69)    (2.91)    (2.32)
--------------------------------------------------------------------------------------
 Net asset value, end of period                   $39.89    $43.00    $32.38    $33.94
                                                  ====================================
======================================================================================
 Total Return, at Net Asset Value(2)                3.14%    38.84%     3.88%    23.98%

======================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)            $199      $148       $53       $16
--------------------------------------------------------------------------------------
 Average net assets (in millions)                   $179      $ 99       $37       $ 5
--------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       0.82%     0.63%     1.02%     1.58%
 Expenses                                           0.68%     0.77%     0.67%(4)  0.65%(4)
--------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                           36%       72%       81%       62%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $6,789,169,521 and $5,866,150,645, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.
7. For the period from November 1, 1996 (inception of offering) to August 31, 1997.

See accompanying Notes to Financial Statements.



33 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Unaudited


================================================================================
 1. Significant Accounting Policies

 Oppenheimer Main Street Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's invest-ment objective is to seek a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


34 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



35 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Unaudited / Continued


================================================================================
 2. Capital Stock

 The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

                          Six Months Ended February 29, 2000            Year Ended August 31, 1999
                                    Shares            Amount             Shares             Amount
--------------------------------------------------------------------------------------------------
 Class A
 Sold                           29,642,564    $1,236,661,144         52,580,490    $ 2,113,305,491
 Dividends and/or
 distributions reinvested       18,965,353       757,854,502          6,595,444        245,649,292
 Redeemed                      (22,949,384)     (950,098,506)       (31,752,422)    (1,268,114,414)
                               -------------------------------------------------------------------
 Net increase                   25,658,533    $1,044,417,140         27,423,512    $ 1,090,840,369
                               ===================================================================
--------------------------------------------------------------------------------------------------
 Class B
 Sold                           22,930,404    $  945,701,539         52,000,058    $ 2,077,494,632
 Dividends and/or
 distributions reinvested       18,413,769       725,315,256          5,185,756        192,649,282
 Redeemed                      (18,609,379)     (759,511,001)       (20,423,510)      (809,628,271)
                               -------------------------------------------------------------------
 Net increase                   22,734,794    $  911,505,794         36,762,304    $ 1,460,515,643
                               ===================================================================
--------------------------------------------------------------------------------------------------
 Class C
 Sold                            7,108,442    $  291,464,525         13,350,165    $   533,257,647
 Dividends and/or
 distributions reinvested        4,785,266       188,443,799          1,399,474         51,976,501
 Redeemed                       (5,471,637)     (222,862,879)        (6,809,689)      (269,319,976)
                               -------------------------------------------------------------------
 Net increase                    6,422,071    $  257,045,445          7,939,950    $   315,914,172
                               ===================================================================
--------------------------------------------------------------------------------------------------
 Class Y
 Sold                            2,222,094    $   93,140,210          2,655,008    $   108,147,707
 Dividends and/or
 distributions reinvested          458,845        18,395,117             90,768          3,385,839
 Redeemed                       (1,142,465)      (47,200,550)          (933,166)       (38,085,790)
                               -------------------------------------------------------------------
 Net increase                    1,538,474    $   64,334,777          1,812,610    $    73,447,756
                               ===================================================================


================================================================================
 3. Unrealized Gains and Losses on Securities

 As of February 29, 2000, net unrealized appreciation on securities of $3,321,507,367 was composed of gross appreciation of $4,586,983,468, and gross depreciation of $1,265,476,101.


36 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
 4. Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended February 29, 2000 was 0.45% of average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate        Class A     Commissions     Commissions     Commissions
                        Front-End      Front-End      on Class A      on Class B      on Class C
                    Sales Charges  Sales Charges          Shares          Shares          Shares
                       on Class A    Retained by     Advanced by     Advanced by     Advanced by
 Six Months Ended          Shares    Distributor  Distributor(1)  Distributor(1)  Distributor(1)
------------------------------------------------------------------------------------------------
 February 29, 2000    $14,835,678     $3,954,007      $1,097,791     $26,908,676      $2,240,542

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                  Class B                  Class C
                        Contingent Deferred      Contingent Deferred      Contingent Deferred
                              Sales Charges            Sales Charges            Sales Charges
 Six Months Ended   Retained by Distributor  Retained by Distributor  Retained by Distributor
---------------------------------------------------------------------------------------------
 February 29, 2000                  $72,693               $7,843,903                 $192,256

    The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


37 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Unaudited / Continued


================================================================================
 4. Fees and Other Transactions with Affiliates  Continued

 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $9,826,268, all of which was paid by the Distributor to recipients. That included $539,244 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                            Distributor's       Distributor's
                                                                Aggregate        Unreimbursed
                                                             Unreimbursed       Expenses as %
                    Total Payments     Amount Retained           Expenses       of Net Assets
                        Under Plan      by Distributor         Under Plan            of Class
---------------------------------------------------------------------------------------------
 Class B Plan          $36,988,879         $30,433,181       $133,766,416                1.81%
 Class C Plan            9,691,206           2,369,213         15,716,959                0.80


38 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
 5. Foreign Currency Contracts

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of February 29, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                Contract    Valuation as of    Unrealized
 Contract Description   Expiration Date    Amount (000s)      Feb. 29, 2000  Depreciation
-----------------------------------------------------------------------------------------
 Contracts to Purchase
 Canadian Dollar (CAD)           3/2/00        CAD 2,968         $2,045,624          $987


================================================================================
 6. Illiquid or Restricted Securities

 As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000, was $22,970,160, which represents 0.13% of the Fund's net assets all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                         Valuation
                                                                                    Per Unit as of
 Security                                   Acquisition Date     Cost Per Unit       Feb. 29, 2000
--------------------------------------------------------------------------------------------------
 Stocks and Warrants
 Brown (Tom), Inc., $1.75 Cv., Series A              8/31/99            $28.71              $22.97
 Massimo da Milano, Inc.                            11/12/99                --                0.06



39 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Unaudited / Continued


================================================================================
 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended February 29, 2000.


40 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


 A Series of Oppenheimer Main Street Funds, Inc.
================================================================================
 Officers and Directors  James C. Swain, Director and Chairman of the Board
                         Bridget A. Macaskill, Director and President
                         Robert G. Avis, Director
                         William A. Baker, Director
                         George C. Bowen, Director
                         Jon S. Fossel, Director
                         Sam Freedman, Director
                         Raymond J. Kalinowski, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Ned M. Steel, Director
                         Charles Albers, Vice President
                         Nikolaos D. Monoyios, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
 Investment Advisor      OppenheimerFunds, Inc.

================================================================================
 Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
 Transfer and            OppenheimerFunds Services
 Shareholder
 Servicing Agent

================================================================================
 Custodian of            The Bank of New York
 Portfolio Securities

================================================================================
 Independent Auditors    Deloitte & Touche LLP

================================================================================
 Legal Counsel           Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Main Street Growth & Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street Growth & Income Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.





41 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

INFORMATION AND SERVICES






                         As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
                          Internet 24-hr access to account information and transactions
                          www.oppenheimerfunds.com
                          ------------------------------------------------------
                          General Information
                          Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                          1.800.525.7048
                          ------------------------------------------------------
                          Telephone Transactions
                          Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                          1.800.852.8457
                          ------------------------------------------------------
                          PhoneLink
                          24-hr automated information and automated transactions 1.800.533.3310
                          ------------------------------------------------------
                          Telecommunications Device for the Deaf (TDD)
                          Mon-Fri 8:30am-7pm ET
                          1.800.843.4461
                          ------------------------------------------------------
                          OppenheimerFunds Information Hotline
                          24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104
                          ------------------------------------------------------
                          Transfer and Shareholder Servicing Agent
                          OppenheimerFunds Services
                          P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------





                                                       [Logo]OppenheimerFunds(R)
                                                             Distributor, Inc.

RS0700.001.0200  April 28, 2000